Note 8 - Segment Information, Reportable Segment Adjustments (Q2) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Reportable Segment Adjustments [Abstract]
Intercompany eliminations	$ (1,672)	$ (1,154)	$ (1,499)	$ (1,236)
Investment in subsidiaries	(686)	(686)	(686)	(686)
Total adjustments	$ (2,358)	$ (1,840)	$ (2,185)	$ (1,922)